Share-based Compensation (Details)																		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2023 shares	Apr. 04, 2023 $ / shares shares	Nov. 18, 2022 $ / shares shares	Dec. 07, 2021 $ / shares shares	Oct. 01, 2021 USD ($) $ / shares shares	Oct. 01, 2021 $ / shares shares	Dec. 09, 2020 $ / shares shares	Nov. 11, 2020 $ / shares shares	Sep. 23, 2020 $ / shares shares	May 15, 2020 shares	Apr. 14, 2020	Oct. 09, 2019 shares	Jun. 05, 2019 $ / shares shares	Apr. 19, 2019 shares	Mar. 22, 2019 $ / shares shares	Jan. 15, 2019	Oct. 26, 2016 shares	Dec. 31, 2021 USD ($) shares	Aug. 27, 2020 shares	May 31, 2020 $ / shares shares	Apr. 30, 2020 shares	Aug. 31, 2019 shares	Oct. 26, 2016 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 05, 2023 shares	May 05, 2023 shares	Oct. 31, 2021 $ / shares
Share-based Compensation (Details) [Line Items]
Issuance of shares					475,000	1,214,500			425,000			2,500	9,189				25,000		200,000
Common stock issued										6,900,000				42,388			3,625,000			6,000,000	440,000	45,000
Issuance under the Incentive Plan																												376,060
Stock-based compensation expense (in Dollars) | $																								$ 0	$ 0	$ 0	$ 0	$ 0
Stock-based compensation expense (in Dollars) | $																		$ 2,666
Fair value of stock price per share (in Dollars per share) | $ / shares					$ 3.38	$ 3.38														$ 3.14				$ 0.6		$ 0.6		$ 1.28				$ 4.8
Number of employees															6
Consultant									1						1
Fair value of award (in Dollars per share) | $ / shares									$ 1.81				$ 16.4
Restricted stock units description																a total of 526 of restricted stock units were granted to two of the Company’s non-employee directors, under the Incentive Plan, at the calculated fair value of $58.80 and $55.20 per share, respectively, which represents the average closing price of the Company’s common stock for the ten trading days immediately preceding and including the grant date.												Restricted stock units granted to Mr. Galvin, Mr. Armstrong, Mr. Shetty, and an aggregate of six employees and one consultant of 6,139, 772, 5,729 and an aggregate of 3,063, respectively, vest in installments over either a one-year, two-year, three-year and four-year period and will fully vest by the end of December 31, 2022. The fair value of these units upon issuance amounted to $847,957.
Restricted stock units description									the Company, under the Company’s stock-based compensation plan, at the fair value of $1.81 per share, which represents the closing price of the Company’s common stock on September 23, 2020. Restricted stock units granted to Mr. Armstrong, Mr. Sheeran, and an aggregate of seven employees and one consultant of 50,000, 75,000 and an aggregate of 300,000, respectively, and 1/3 will vest on September 23, 2020, 1/3 on the one year anniversary of the grant date and 1/3 on the two year anniversary of the grant date. The fair value of these units upon issuance amounted to $769,250.																			the Company’s common stock for the ten trading days immediately preceding and including the grant date. Restricted stock units granted to directors on June 5, 2019 vest on the earlier of (A) the first anniversary of the date of the grant or (B) the date of the annual meeting of the Company’s stockholders that occurs in the year immediately following the date of the grant; and are payable six months after the termination of the director from the Board or death or disability.
Restricted stock units
Stock-based compensation (in Dollars) | $																										$ 3,210,631	1,874,857	$ 2,798,844	$ 1,647,391
Unrecognized compensation costs (in Dollars) | $																								$ 0		$ 0		$ 1,686,599
Award granted																										585,000
Award outstanding, unvested																												1,190,935
Two Thousand Sixteen Plan [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares																							25,000
Incentive Plan [Member]
Share-based Compensation (Details) [Line Items]
Issuance under the Incentive Plan																								0		0
Stock Based Option [Member]
Share-based Compensation (Details) [Line Items]
Stock-based compensation (in Dollars) | $																										$ 0
Subsequent Event [Member] | Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation (Details) [Line Items]
Incentive plan authorizes issuance shares																														8,625,000	8,625,000
Chief Executive Officer [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares					350,000		372,000
Fair value of award (in Dollars per share) | $ / shares							$ 3.28								$ 54
Restricted stock units description							the Company’s stock-based compensation plan, at the fair value of $3.28 per share, which represents the closing price of the Company’s common stock on December 9, 2020. Restricted stock units granted to Mr. Galvin will vest 1/2 on December 9, 2020 and 1/2 on the first year anniversary of the grant date. The fair value of these units upon issuance amounted to $1,220,160.
Employee [Member]
Share-based Compensation (Details) [Line Items]
Restricted stock units description											a total of 35,331 of restricted stock units were granted to Mr. Galvin, Mr. Armstrong, Mr. Sheeran, five employees and two consultants of the Company, under the Company’s stock-based compensation plan, at the fair value of $4.76 per share, which represents the closing price of the Company’s common stock on April 14, 2020. Restricted stock units granted to Mr. Galvin, Mr. Armstrong, Mr. Sheeran, and an aggregate of five employees and one consultant of 11,331, 1,000, 3,000 and an aggregate of 8,000, respectively, will vest in full on the first anniversary of the vesting commencement date and one consultant received 12,000 restricted stock units that vested immediately on April 15, 2020. The fair value of these units upon issuance amounted to $168,176.
Non-employee director [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares					59,170			46,826
Fair value of stock price per share (in Dollars per share) | $ / shares					$ 3.38	$ 3.38
Fair value of award (in Dollars per share) | $ / shares								$ 2.39
Restricted stock units description											a total of 12,000 of restricted stock units were granted to three of the Company’s non-employee directors, under the Incentive Plan, at the calculated fair value of $4.76 per share, which represents the closing price of the Company’s common stock on April 14, 2020. The restricted stock units granted on April 14, 2020 will fully vest on April 14, 2021, subject to each individual’s continued service as a director of the Company through such date, and are payable six months after the termination of the director from the Company’s Board of Directors or death or disability. The fair value of these units upon issuance amounted to $57,120.
Restricted stock units description								The restricted stock units granted on November 11, 2020 will vest 1/2 on November 11, 2020 and 1/2 on the one year anniversary of the grant date, subject to each individual’s continued service as a director of the Company through such date, and are payable six months after the termination of the director from the Company’s Board of Directors or death or disability. The fair value of these units upon issuance amounted to $111,920.
Chief Operating Officer [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares					40,000,100,000
Gerald Sheeran Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares					40,000,100,000
Consultant [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares					12,000
Rogers [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares					37,500
Non Employee Advisory Directors [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares				62,500
Fair value of stock price per share (in Dollars per share) | $ / shares				$ 2.36
Restricted Stock [Member]
Share-based Compensation (Details) [Line Items]
Issuance of shares															15,703
Number of employees					13	13			7
Consultant					3	3
Vesting period					2 years
Stock-based compensation (in Dollars) | $																								$ 0	$ 594,694	$ 3,210,631	$ 1,874,857	$ 2,798,844	$ 1,644,725
Restricted Stock [Member] | Consultant [Member]
Share-based Compensation (Details) [Line Items]
Consultant					1	1
Restricted Stock [Member] | Rogers [Member]
Share-based Compensation (Details) [Line Items]
Vesting period					2 years
Restricted stock units					200,000
Fair value of restricted units (in Dollars) | $					$ 4,105,010
Restricted Stock [Member] | Non Employee Advisory Directors [Member]
Share-based Compensation (Details) [Line Items]
Vesting period				1 year	1 year
Number of directors				5	5
Restricted Stock Units (RSUs) [Member]
Share-based Compensation (Details) [Line Items]
Vesting period	18 years
Fair value of restricted units (in Dollars) | $																												$ 1,843,000
Award granted	60,000																											1,125,000
Award outstanding, unvested																		1,274,137						0		0		1,383,897	1,274,137
Restricted Stock Units (RSUs) [Member] | Employee [Member]
Share-based Compensation (Details) [Line Items]
Number of employees																										6		7
Restricted Stock Units (RSUs) [Member] | Non-employee director [Member]
Share-based Compensation (Details) [Line Items]
Number of employees																												7
Fair value of award (in Dollars per share) | $ / shares		$ 1.01
Vesting period		2 years																										2 years
Number of directors		5
Award granted		268,166
Restricted Stock Units (RSUs) [Member] | Paul Galvin and Seven Employees [Member]
Share-based Compensation (Details) [Line Items]
Vesting period																												2 years
Restricted stock units																												1,045,000
Fair value ranging, per share (in Dollars per share) | $ / shares																												$ 1.3
Fair value ranging, per share (in Dollars per share) | $ / shares																												$ 2.24
Restricted Stock Units (RSUs) [Member] | Four Non-Employee Directors [Member]
Share-based Compensation (Details) [Line Items]
Number of employees			4
Vesting period			2 years
Restricted stock units			80,000
Exercise price (in Dollars per share) | $ / shares			$ 1.3
Restricted Stock Units (RSUs) [Member] | Paul Galvin and Six Employees [Member]
Share-based Compensation (Details) [Line Items]
Vesting period																										2 years
Restricted stock units																										316,834
Restricted Stock Units (RSUs) [Member] | Paul Galvin and Six Employees [Member] | Minimum [Member]
Share-based Compensation (Details) [Line Items]
Fair value of award (in Dollars per share) | $ / shares																										$ 0.85
Restricted Stock Units (RSUs) [Member] | Paul Galvin and Six Employees [Member] | Maximum [Member]
Share-based Compensation (Details) [Line Items]
Fair value of award (in Dollars per share) | $ / shares																										$ 1.01